Quarterly Holdings Report
for
Fidelity® Electric Vehicles and Future Transportation ETF
September 30, 2024
EVF-NPRT1-1124
1.9903837.102
Common Stocks - 99.9%
	Shares	Value ($)
ARGENTINA - 1.7%
Materials - 1.7%
Chemicals - 1.7%
Arcadium Lithium PLC	192,658	549,075
AUSTRIA - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
ams-OSRAM AG	27,128	379,802
BELGIUM - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Melexis NV	4,141	342,689
CANADA - 1.1%
Industrials - 1.1%
Machinery - 1.1%
NFI Group Inc (a)	26,114	349,488
CHINA - 22.8%
Consumer Discretionary - 16.8%
Automobiles - 16.8%
BYD Co Ltd H Shares	34,000	1,242,253
Li Auto Inc A Shares (a)	80,700	1,123,099
NIO Inc Class A ADR (a)	142,661	952,975
XPeng Inc A Shares (a)	139,200	948,908
Yadea Group Holdings Ltd (b)(c)	279,073	496,529
Zhejiang Leapmotor Technology Co Ltd H Shares (a)(b)(c)	142,700	615,443
		5,379,207
Information Technology - 4.7%
Semiconductors & Semiconductor Equipment - 4.7%
indie Semiconductor Inc Class A (a)	65,790	262,502
NXP Semiconductors NV	5,130	1,231,251
		1,493,753
Materials - 1.3%
Chemicals - 1.3%
Ganfeng Lithium Group Co Ltd H Shares (b)(c)	151,680	437,416
TOTAL CHINA		7,310,376
FRANCE - 2.9%
Consumer Discretionary - 2.9%
Automobile Components - 2.9%
Forvia SE	39,613	407,971
Valeo SE	42,107	508,470

TOTAL FRANCE		916,441
GERMANY - 3.6%
Information Technology - 3.6%
Semiconductors & Semiconductor Equipment - 3.6%
Infineon Technologies AG	32,671	1,147,109
HONG KONG - 0.9%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Polestar Automotive Holding UK PLC Class A ADR (a)	178,144	306,408
ISRAEL - 1.0%
Consumer Discretionary - 1.0%
Automobile Components - 1.0%
Mobileye Global Inc Class A (a)	24,279	332,622
JAPAN - 3.8%
Consumer Discretionary - 1.2%
Household Durables - 1.2%
JVCKenwood Corp	43,000	404,327
Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 1.3%
Alps Alpine Co Ltd	38,400	414,497
Semiconductors & Semiconductor Equipment - 1.3%
Allegro MicroSystems Inc (a)	17,683	412,014
TOTAL JAPAN		1,230,838
KOREA (SOUTH) - 8.9%
Industrials - 3.5%
Electrical Equipment - 3.5%
Doosan Fuel Cell Co Ltd (a)	20,972	304,388
LG Energy Solution Ltd (a)	2,557	810,489
		1,114,877
Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 2.7%
Samsung SDI Co Ltd	3,023	874,976
Materials - 2.7%
Chemicals - 2.7%
LG Chem Ltd	3,185	868,282
TOTAL KOREA (SOUTH)		2,858,135
SINGAPORE - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
STMicroelectronics NV (Italy)	28,133	836,438
UNITED STATES - 48.3%
Consumer Discretionary - 19.1%
Automobile Components - 10.3%
Adient PLC (a)	19,273	434,992
Aptiv PLC (a)	12,883	927,705
Gentex Corp	21,385	634,921
Lear Corp	5,581	609,166
Luminar Technologies Inc Class A (a)	247,185	222,392
Visteon Corp (a)	4,787	455,914
		3,285,090
Automobiles - 8.0%
Lucid Group Inc Class A (a)	139,286	491,680
Rivian Automotive Inc Class A (a)	52,777	592,158
Tesla Inc (a)	5,707	1,493,122
		2,576,960
Specialty Retail - 0.8%
EVgo Inc Class A (a)	60,797	251,700
TOTAL CONSUMER DISCRETIONARY		6,113,750

Industrials - 12.8%
Electrical Equipment - 5.6%
Bloom Energy Corp Class A (a)	41,099	434,005
ChargePoint Holdings Inc Class A (a)	194,093	265,907
Plug Power Inc (a)	216,266	488,761
Sensata Technologies Holding PLC	16,554	593,627
		1,782,300
Ground Transportation - 6.2%
Lyft Inc Class A (a)	48,082	613,046
Uber Technologies Inc (a)	18,434	1,385,499
		1,998,545
Machinery - 1.0%
Blue Bird Corp (a)	6,624	317,687
TOTAL INDUSTRIALS		4,098,532

Information Technology - 13.8%
Semiconductors & Semiconductor Equipment - 13.8%
Analog Devices Inc	5,996	1,380,100
Diodes Inc (a)	7,016	449,655
Lattice Semiconductor Corp (a)	13,029	691,449
ON Semiconductor Corp (a)	8,380	608,472
SiTime Corp (a)	3,068	526,193
Skyworks Solutions Inc	7,730	763,492
		4,419,361
Materials - 2.6%
Chemicals - 2.6%
Albemarle Corp	8,802	833,637
TOTAL UNITED STATES		15,465,280
TOTAL COMMON STOCKS (Cost $40,589,032)		32,024,701

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $40,589,032)	32,024,701
NET OTHER ASSETS (LIABILITIES) - 0.1%	17,552
NET ASSETS - 100.0%	32,042,253

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,549,388 or 4.7% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,549,388 or 4.7% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	8,184	416,741	424,925	93	-	-	-	0.0%
Total	8,184	416,741	424,925	93	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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